Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Total	$ 1,214,260	$ 791,309
Less: accumulated depreciation and amortization	(647,669)	(457,412)
Property and equipment, net	566,591	333,897
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	590,771	523,553
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	126,279	106,576
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	80,486	83,502
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 416,724	$ 77,678